SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Changes in non-cash working capital balances:
Trade receivables	$ 29,640	$ (31,218)
Inventory	1,592	6,122
Other current assets	3,074	65
Accounts payable and accrued liabilities	(16,880)	10,173
Deferred revenue	1,114	(154)
Other long term liabilities	(304)	669
Total changes in non-cash working capital items	$ 18,236	$ (14,343)